First Trust Horizon Managed Volatility Developed International ETF Investment Objectives and Goals - First Trust Horizon Managed Volatility Developed International ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the First Trust Horizon Managed Volatility Developed International ETF (the “Fund”) is to provide capital appreciation.